Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	$ 727,266	$ 1,769,556	$ 1,850,342	$ 1,044,249
Omni One [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	45,421	936,821	1,113,649
Omni One extended warranty [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	16,553
Omni Pro [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	449,635	451,545
Omni Arena [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	137,391	290,169	206,619
Omni Online [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	35,898	44,104
Omniverse credits [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	27,701	37,584	$ 18,767
Omni Care subscriptions [Member]
Summary of Significant Accounting Policies - Schedule of Deferred Revenue (Details) [Line Items]
Total deferred revenue	$ 14,667	$ 9,333